Eaton Vance Management Two International Place Boston, MA 02110 (617) 482-8260 www.eatonvance.com

March 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Eaton Vance Senior Floating-Rate Trust (the “Trust” or the “Registrant”)

Registration Statement on Form N-2 (333-266343; 811-21411)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Trust of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The registration fee for the purpose of this filing is $4,046.70, which is the registration fee attributable to the unsold securities under the Fund's Registration Statement on Form N-2 (File No. 333-229695) filed August 7, 2019, is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) under the Securities Act.

The Shelf Registration Statement has been amended for the purpose of responding to comments provided on August 22, 2022 and August 16, 2022 by Michael Rosenberg and Megan Miller, respectively, of the SEC’s Division of Investment Management to the undersigned telephonically, and to make certain other non-material changes as marked therein. The Fund requests that the Staff review the Shelf Registration Statement as promptly as possible and contact the undersigned at its earliest possible convenience if the Staff has any further comments.

To facilitate your review, the Shelf Registration Statement has been marked to show changes from the previous filed registration statement dated July 27, 2022 (Accession No. 0000940394-22-001229).

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655.

Sincerely,

/s/ Jeanmarie Valle Lee
Jeanmarie Valle Lee, Esq.
Vice President